COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

Payments due in the years ending December 31,	Moscow headquarters lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2014	2,288	733	3,021	92.4
2015	1,644	457	2,101	64.2
2016	1,625	276	1,901	58.1
2017	2,040	157	2,197	67.1
2018 and thereafter	3,495	61	3,556	108.6

Total	11,092	1,684	12,776	390.4